Equity (Summary of Activity Related to Stock Options) (Details) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Shares Under Option
Shares Under Option Outstanding at January 1,	29,751,376
Granted Shares Under Option	824,323
Exercised Shares Under Option	(4,197,329)
Expired Shares Under Option	(136,031)
Forfeited Shares Under Option	(163,412)
Shares Under Option Outstanding at December 31,	26,078,927	29,751,376
Vested and expected to vest at December 31,	25,973,890
Shares Under Option Exercisable at December 31,	22,564,811
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding at January 1,	$ 42.56
Granted Weighted Average Exercise Price	$ 50.53	$ 35.96	$ 37.91
Exercised Weighted Average Exercise Price	$ 37.12
Expired Weighted Average Exercise Price	$ 57.22
Forfeited Weighted Average Exercise Price	$ 40.25
Weighted Average Exercise Price Outstanding at December 31,	$ 43.63	$ 42.56
Weighted Average Exercise Price Aggregate number of stock options expected to vest at December 31,	$ 43.65
Weighted Average Exercise Price Exercisable at December 31,	$ 44.15
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term Outstanding at January 1,	4 years 7 months 31 days	5 years 2 months 9 days
Weighted Average Remaining Contractual Term Aggregate number of stock options expected to vest at December 31,	4 years 5 months 62 days
Weighted Average Remaining Contractual Term Exercisable at December 31,	4 years 1 month 31 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding at January 1,	$ 379
Aggregate Intrinsic Value Outstanding at December 31,	312	379
Aggregate Intrinsic Value Aggregate number of stock options expected to vest at December 31,	311
Aggregate Intrinsic Value Exercisable at December 31,	$ 264